Additional Information — Condensed Financial Statements of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		¥ 119,033	¥ 1,008
Amount due from the subsidiaries of the Group		1,520
Prepayments and other current assets		1,118	287
Total current assets		121,671	1,295
Non-current assets:
Other non-current assets		4,149
Amounts due from the subsidiaries of the Group		638,290	639,110
Total non-current assets		642,439	639,110
TOTAL ASSETS		764,110	640,405
Current liabilities:
Accrued expenses and other current liabilities		11,310	27,899
Warrant		850	1,045
Deficit in subsidiaries, VIE and subsidiaries of VIE		365,377	313,123
Amounts due to the subsidiaries of the Group		2,972
Total current liabilities		380,509	342,067
Non-current liabilities:
Warrant		5,419
Total non-current liabilities		5,419
Total liabilities		385,928	342,067
Mezzanine equity
Convertible redeemable preferred shares			1,558,881
Total mezzanine equity:			1,558,881
Shareholders’ (deficit)/equity:
Ordinary shares	[1]	5	2
Treasury stock	[1]	(1,025)	(1,025)
Additional paid-in capital	[1]	2,491,873	25
Accumulated deficit		(2,113,821)	(1,259,479)
Accumulated other comprehensive loss		1,150	(66)
Total shareholders’ (deficit)/equity		378,182	(1,260,543)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY		¥ 764,110	¥ 640,405

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).